Document and Entity Information	Apr. 06, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 06, 2023
Entity Registrant Name	OBSEVA SA
Entity Incorporation, State or Country Code	V8
Entity File Number	001-37993
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Chemin des Aulx, 12
Entity Address, Address Line Two	Plan-les-Ouates
Entity Address, City or Town	Geneva
Entity Address, Country	CH
Entity Address, Postal Zip Code	1228
Country Region	41
City Area Code	22
Local Phone Number	552 38 40
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, par value CHF 1/13 per share
Trading Symbol	OBSVF
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Entity Central Index Key	0001685316
Amendment Flag	false